Note 10 - Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Text Block]
NOTE J - Reinsurance

The Company ceded 100% of the risks associated with its credit life and accident insurance written during 2011 and 2010 through coinsurance agreements with various companies. The Company administers the ceded credit life and accident insurance for an agreed-upon fee. During 2011 and 2010, the Company received $280,406 and $276,222, respectively, of fee income associated with these reinsurance arrangements, which is recognized in the administrative and financial services segment in the preceding table in Note I. Ceded benefit and claim reserves associated with these reinsurance arrangements at December 31, 2011 and 2010 were $9,707,159 and $8,950,353, respectively. Additionally, unearned premium reserves were reduced by $9,563,857 and $8,720,398 at December 31, 2011 and 2010, respectively, for credit-related reinsurance transactions. The Company utilizes yearly renewable term reinsurance to cede life insurance coverage in excess of its retention limit, which is set at $25,000.

Investors Heritage Life cedes 85% of life and annuity policy obligations assumed from Franklin American Life Insurance Company to Scottish Annuity and Life Insurance Company (Cayman) Ltd. Benefit reserves ceded to Scottish and included in the amounts recoverable from reinsurers approximated $23,783,000 and $24,876,000 at December 31, 2011 and 2010, respectively. An escrow account has been established by Scottish to secure Investors Heritage Life's ceded benefit obligations.

At December 31, 2011, the Company held $3,630,175 as a payable to Puritan Life Insurance Company (“Puritan”) under a new coinsurance agreement executed during 2011. The Company held these funds at year end until Puritan established a trust account in Kentucky to secure the reserves ceded under this agreement. These funds have been dispersed into the trust account subsequent to year end. This liability was included within other liabilities on the balance sheet at December 31, 2011.

Reinsurance ceded and assumed amounts included in the consolidated statements of income are as follows:

	2011	2010

Premiums ceded	$15,855,869	$8,672,353
Premiums assumed	5,869,332	4,532,173
Commission and expense allowances	4,138,849	2,996,441
Benefit recoveries	6,495,183	7,657,835

The Company remains contingently liable on all ceded insurance should any reinsurer be unable to meet their obligations.